Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events
Subsequent Events

13. Subsequent Events

The Company has evaluated subsequent events after the Consolidated Balance Sheet date through the date the consolidated financial statements were issued.

Acquisition of New Customers

In May 2022, the Company acquired three new corporate sponsors. The corporate sponsorship contracts of these customers had a term of one year that ended in May 2023. The Company expects to receive total proceeds of approximately ¥400,000 thousand as an aggregated maximum potential contract value through a contract term.

Stock Split

On November 14, 2022, the Company’s Board of Directors approved a two-for-one stock split of its issued and outstanding common shares, and the stock split became effective on November 29, 2022. In connection with the stock split, the total number of authorized common shares increased from 40,000,000 to 80,000,000.

All common share, stock option, and per share information in the Company’s consolidated financial statements and accompanying notes have been restated to give retroactive presentation related to the two-for-one stock split for all periods presented.